Investment Securities - Significant Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Determined to be Other-Than-Temporarily Impaired (Detail) (Available-for-Sale Securities [Member], Mortgage-Backed Securities Residential [Member])
12 Months Ended
Dec. 31, 2014
Non-Agency Prime [Member] | Minimum [Member]
Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Other-Than- Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	7.00%
Lifetime probability of default rates	3.00%
Lifetime loss severity rates	15.00%
Non-Agency Prime [Member] | Maximum [Member]
Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Other-Than- Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	20.00%
Lifetime probability of default rates	7.00%
Lifetime loss severity rates	60.00%
Non-Agency Prime [Member] | Average [Member]
Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Other-Than- Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	16.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	47.00%
Non-Agency Non-Prime [Member] | Minimum [Member]
Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Other-Than- Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	1.00%
Lifetime probability of default rates	6.00%
Lifetime loss severity rates	40.00%
Non-Agency Non-Prime [Member] | Maximum [Member]
Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Other-Than- Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	10.00%
Lifetime probability of default rates	14.00%
Lifetime loss severity rates	75.00%
Non-Agency Non-Prime [Member] | Average [Member]
Assumption Ranges for Available-for-Sale Non-Agency Mortgage-Backed Securities Other-Than- Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	5.00%
Lifetime probability of default rates	9.00%
Lifetime loss severity rates	56.00%